Operating Revenue - Summary of Changes in Contract Costs Relating to Contracts with Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [abstract]
Beginning balance	¥ 15,987	¥ 6,975
Addition	18,534	24,149
Amortization for the year	(20,034)	(15,137)
Ending balance	¥ 14,487	¥ 15,987